Supplemental Cash Flow Information (Details) - Schedule of interest paid, net of capitalized interest and interest received - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of interest paid, net of capitalized interest and interest received [Abstract]
Interest paid	$ (188,969)	$ (195,671)	$ (207,339)
Interest received	8,997	19,559	11,802
Capitalized interest			19,120
Interest paid, net of capitalized interest and interest received	$ (179,972)	$ (176,112)	$ (176,417)